Other Intangible Assets	12 Months Ended
Sep. 30, 2013
Other Intangible Assets [Abstract]
Other Intangible Assets
Other Intangible Assets

The gross carrying amount and accumulated amortization relating to intangible assets, excluding goodwill, is as follows (in millions, except weighted avg. life):

		September 30,
		2013		2012
	Weighted Avg. Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	11.8	$876.5	$(230.4)	$873.9	$(153.6)
Favorable contracts	11.8	23.9	(14.3)	42.2	(18.8)
Technology and patents	8.0	14.3	(4.8)	14.3	(3.2)
Trademarks and tradenames	33.9	30.2	(9.8)	30.3	(6.4)
Non-compete agreements	N/A	—	—	5.1	(4.1)
License costs	10.0	15.9	(2.1)	15.9	(0.5)
Total	12.4	$960.8	$(261.4)	$981.7	$(186.6)

During fiscal 2013, 2012 and 2011, intangible amortization expense was $80.7 million, $88.9 million and $42.4 million, respectively. Estimated intangible asset amortization expense for the succeeding five fiscal years is as follows (in millions):

Fiscal 2014	$85.4
Fiscal 2015	81.5
Fiscal 2016	80.9
Fiscal 2017	80.7
Fiscal 2018	80.6